GOING CONCERN (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 27, 2021
Net loss	$ (4,894,472)	$ (9,533,924)	$ (7,832,942)	$ (8,938,047)	$ (10,697,498)	$ (3,023,935)	$ (22,261,338)	$ (22,659,480)	$ (32,357,957)	$ (10,728,295)
Working capital deficit	$ (40,731,620)						$ (40,731,620)		$ 30,270,932
Equity purchase agreement
Value of common stock to be issued under the agreement											$ 17,500,000	$ 17,500,000